Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	WILSHIRE MUTUAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000890453
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Large Company Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Large Company Growth Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap growth sub-category.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Large Company Growth Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/30/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•	The Portfolio focuses on the large company growth segment of the U.S. equity market.

•
The Portfolio invests substantially all of its assets in common stock of companies with larger market capitalizations—within the market capitalization range and composition of the companies composing the Russell 1000® Growth Index (as of December 31, 2019, this range was between approximately $2.32 billion and $1.29 trillion). The market capitalization and composition of the companies in the Russell 1000® Growth Index are subject to change.

•	The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

•
The Portfolio invests in companies that historically have above average earnings, cash flow growth or sales growth and retention of earnings, often such companies have above average price to earnings ratios. The Portfolio may focus its investments in companies in one or more economic sectors.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:
Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Loomis Sayles is an active manager with a long-term, private equity approach to investing. Through its proprietary, bottom-up research framework, Loomis Sayles looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.
Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”). In managing its portion of the Portfolio, Los Angeles Capital uses its Dynamic Alpha Stock Selection Model®, a proprietary model, which seeks to generate incremental returns above the Portfolio’s benchmark, the Russell 1000® Growth Index, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk may become sell candidates while securities with improving alphas or those which decrease portfolio risk may become buy candidates. Alpha is a measure of expected performance on a risk-adjusted basis.
Fred Alger Management, LLC. (“Alger Management”). Alger Management believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefiting from new regulations, a new product innovation or new management.
In managing its portion of the Portfolio, Alger Management invests in equity securities of companies of any market capitalization that Alger Management believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
In managing its portion of the Portfolio, Alger Management intends to invest a substantial portion of its assets in a small number of issuers, and may focus its portfolio in fewer business sectors or industries. Generally, the portion of the Portfolio managed by Alger Management will hold approximately 50 securities, although the number of holdings may occasionally exceed this number for a variety of reasons. Alger Management’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the portion of the Portfolio managed by Alger Management may engage in active trading of portfolio securities.
The Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•
you believe that the market will favor a particular investment style, such as large cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the subadvisers and individual portfolio managers of the Portfolio will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio’s portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.
Active Trading Risk. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance. Active trading could raise transaction costs, thereby lowering the Portfolio’s returns, and could result in adverse tax consequences, such as increased taxable distributions to shareholders and distributions that may be taxable to shareholders at higher federal income tax rates.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Cyber Security Risks. The Adviser, subadvisers and the Portfolio’s service providers’ use of the internet, technology and information systems may expose the Portfolio to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the Portfolio’s net asset value (“NAV”) or data; access by an unauthorized party to proprietary information or Portfolio assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
Growth Stocks Risk. Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Portfolio to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Portfolio’s NAV, causing the Portfolio to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the Portfolio potentially will be unable to pay redemption proceeds within the allowable period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Market Risk. For equity securities, stock market movements may affect the Portfolio’s NAV. Declines in the Portfolio’s NAV will result from decline in the market prices for specific securities held by the Portfolio. There is also the possibility that the price of the security held by the Portfolio will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. The price of each stock held by a fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Market risk may affect a single security, company, industry, sector or the entire market.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Quantitative Risk. Some of the Portfolio’s subadvisers portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. A subadviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the subadviser. The subadviser make reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Portfolio. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the subadvisers have many controls and business continuity measures in place designed to assure that the portfolio construction process for the Portfolio operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, a subadviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Portfolio and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Portfolio would have been if the subadviser had not adjusted or deviated from the models.
Small Number of Holdings Risk. Under normal circumstances, the portion of the Portfolio managed by Alger Management invests in a small number of issuers. Therefore, the Portfolio’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. The risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.
Sector Risk. If the Portfolio focuses in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the Portfolio’s investments in that sector, which can increase the volatility of the Portfolio’s performance.
Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s growth style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://advisor.wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures,
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 15.99% (quarter ended March 31, 2019) and the lowest return for a quarter was -15.53% (quarter ended September 30, 2011).
The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Large Company Growth Portfolio | Russell 1000® Growth Total Return Index(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	36.39%
5 Years	rr_AverageAnnualReturnYear05	14.63%
10 Years	rr_AverageAnnualReturnYear10	15.22%
Large Company Growth Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,588
Annual Return 2010	rr_AnnualReturn2010	19.10%
Annual Return 2011	rr_AnnualReturn2011	(1.44%)
Annual Return 2012	rr_AnnualReturn2012	13.72%
Annual Return 2013	rr_AnnualReturn2013	30.22%
Annual Return 2014	rr_AnnualReturn2014	7.97%
Annual Return 2015	rr_AnnualReturn2015	6.18%
Annual Return 2016	rr_AnnualReturn2016	3.33%
Annual Return 2017	rr_AnnualReturn2017	26.93%
Annual Return 2018	rr_AnnualReturn2018	(1.90%)
Annual Return 2019	rr_AnnualReturn2019	28.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.53%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.61%
5 Years	rr_AverageAnnualReturnYear05	11.93%
10 Years	rr_AverageAnnualReturnYear10	12.67%
Large Company Growth Portfolio | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.76%
5 Years	rr_AverageAnnualReturnYear05	9.05%
10 Years	rr_AverageAnnualReturnYear10	10.46%
Large Company Growth Portfolio | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	18.90%
5 Years	rr_AverageAnnualReturnYear05	8.92%
10 Years	rr_AverageAnnualReturnYear10	9.96%
Large Company Growth Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.02%
5 Years	rr_AverageAnnualReturnYear05	12.28%
10 Years	rr_AverageAnnualReturnYear10	13.04%
Large Company Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Large Company Value Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap value sub-category.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Large Company Value Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•	The Portfolio focuses on the large company value segment of the U.S. equity market.

•
The Portfolio invests substantially all of its assets in the common stock of companies with larger market capitalizations—within the market capitalization range and composition of the companies composing the Russell 1000® Value Index (as of December 31, 2019, this range was between approximately $3.97 billion and $553.69 billion). The market capitalization range and composition of the companies in the Russell 1000® Value Index are subject to change.

•	The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

•
The Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:
Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”). In managing its portion of the Portfolio, Los Angeles Capital uses its Dynamic Alpha Stock Selection Model®, a proprietary model, which seeks to generate incremental returns above the Portfolio’s benchmark, the Russell 1000® Value Index, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk may become sell candidates while securities with improving alphas or those which decrease portfolio risk may become buy candidates. Alpha is a measure of expected performance on a risk adjusted basis.
Pzena Investment Management, LLC (“Pzena”). Pzena, a deep value manager, focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery, and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when it believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”). BHMS is a value-oriented manager with a bottom-up, fundamentally driven investment process that emphasizes total return produced from a combination of cash dividends, growth of dividends and capital appreciation. In managing its portion of the Portfolio, BHMS utilizes its active investment approach, designed to protect assets and generate current income in declining markets and to produce attractive capital appreciation in robust market environments. BHMS takes a contrarian approach that looks for stocks with attractive valuations.
The Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•
you believe that the market will favor a particular investment style, such as large cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the subadvisers and individual portfolio managers of the Portfolio will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio’s portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.
Active Trading Risk. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance. Active trading could raise transaction costs, thereby lowering the Portfolio’s returns, and could result in adverse tax consequences, such as increased taxable distributions to shareholders and distributions that may be taxable to shareholders at higher federal income tax rates.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Cyber Security Risks. The Adviser, subadvisers and the Portfolio’s service providers’ use of the internet, technology and information systems may expose the Portfolio to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the Portfolio’s net asset value (“NAV”) or data; access by an unauthorized party to proprietary information or Portfolio assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Portfolio to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Portfolio’s NAV, causing the Portfolio to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the Portfolio potentially will be unable to pay redemption proceeds within the allowable period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Market Risk. For equity securities, stock market movements may affect the Portfolio’s NAV. Declines in the Portfolio’s NAV will result from decline in the market prices for specific securities held by the Portfolio. There is also the possibility that the price of the security held by the Portfolio will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. The price of each stock held by a fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Market risk may affect a single security, company, industry, sector or the entire market.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.
Quantitative Risk. Some of the Portfolio’s subadvisers portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. A subadviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the subadviser. The subadviser make reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Portfolio. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the subadvisers have many controls and business continuity measures in place designed to assure that the portfolio construction process for the Portfolio operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, a subadviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Portfolio and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Portfolio would have been if the subadviser had not adjusted or deviated from the models.
Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s value style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://advisor.wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 13.68% (quarter ended March 31, 2012) and the lowest return for a quarter was -19.31% (quarter ended September 30, 2011).
The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Large Company Value Portfolio | Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Large Company Value Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Annual Return 2010	rr_AnnualReturn2010	13.40%
Annual Return 2011	rr_AnnualReturn2011	(3.36%)
Annual Return 2012	rr_AnnualReturn2012	15.92%
Annual Return 2013	rr_AnnualReturn2013	36.54%
Annual Return 2014	rr_AnnualReturn2014	10.77%
Annual Return 2015	rr_AnnualReturn2015	(5.33%)
Annual Return 2016	rr_AnnualReturn2016	15.73%
Annual Return 2017	rr_AnnualReturn2017	14.64%
Annual Return 2018	rr_AnnualReturn2018	(11.71%)
Annual Return 2019	rr_AnnualReturn2019	23.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.31%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.63%
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	10.17%
Large Company Value Portfolio | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.99%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	8.70%
Large Company Value Portfolio | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	4.65%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.03%
Large Company Value Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.99%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	10.44%
Small Company Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Small Company Growth Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small-cap growth sub-category.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Company Growth Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/30/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•	The Portfolio focuses on the small company growth segment of the U.S. equity market.

•
The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—generally within the range of companies comprising the Russell 2000® Growth Index (as of December 31, 2019, this range was between approximately $54.3 million and $8.34 billion) at the time of purchase. The market capitalization range and composition of the companies in the Russell 2000® Growth Index are subject to change.

•	The Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Portfolio places less emphasis on companies with a long history of established growth than the Large Company Growth Portfolio.

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:
Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”). In managing its portion of the Portfolio, Los Angeles Capital uses its Dynamic Alpha Stock Selection Model®, a proprietary model, which seeks to generate incremental returns above the Portfolio’s benchmark, the Russell 2000® Growth Index, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk may become sell candidates while securities with improving alphas or those which decrease portfolio risk may become buy candidates. Alpha is a measure of expected performance on a risk adjusted basis.
Ranger Investment Management, L.P (“Ranger”). Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process. In the research process, Ranger focuses on identifying small- and mid-capitalization U.S. issuers characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation. In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance, and the company’s competitive advantage. Ranger utilizes proprietary systems to monitor portfolios, to better understand risks and identify companies that violate the firm’s sell disciplines. Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.
The Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•
you believe that the market will favor a particular investment style, such as small-cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the subadvisers and individual portfolio managers of the Portfolio will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio’s portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.
Active Trading Risk. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance. Active trading could raise transaction costs, thereby lowering the Portfolio’s returns, and could result in adverse tax consequences, such as increased taxable distributions to shareholders and distributions that may be taxable to shareholders at higher federal income tax rates.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Cyber Security Risks. The Adviser, subadvisers and the Portfolio’s service providers’ use of the internet, technology and information systems may expose the Portfolio to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the Portfolio’s net asset value (“NAV”) or data; access by an unauthorized party to proprietary information or Portfolio assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Portfolio to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Portfolio’s NAV, causing the Portfolio to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the Portfolio potentially will be unable to pay redemption proceeds within the allowable period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Market Risk. For equity securities, stock market movements may affect the Portfolio’s NAV. Declines in the Portfolio’s NAV will result from decline in the market prices for specific securities held by the Portfolio. There is also the possibility that the price of the security held by the Portfolio will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. The price of each stock held by a fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Market risk may affect a single security, company, industry, sector or the entire market.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.
Quantitative Risk. Some of the Portfolio’s subadvisers portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. A subadviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the subadviser. The subadviser make reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Portfolio. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the subadvisers have a number of controls and business continuity measures in place designed to assure that the portfolio construction process for the Portfolio operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, a subadviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Portfolio and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Portfolio would have been if the subadviser had not adjusted or deviated from the models.
Small-Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When the Portfolio takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Portfolio investment losses that would affect the value of your investment in the Portfolio.
Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s growth style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://advisor.wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 17.19% (quarter ended December 31, 2010) and the lowest return for a quarter was -22.17% (quarter ended September 30, 2011).
The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Growth Portfolio | Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	13.01%
Small Company Growth Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTSGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,818
Annual Return 2010	rr_AnnualReturn2010	26.19%
Annual Return 2011	rr_AnnualReturn2011	(0.31%)
Annual Return 2012	rr_AnnualReturn2012	13.58%
Annual Return 2013	rr_AnnualReturn2013	41.25%
Annual Return 2014	rr_AnnualReturn2014	3.44%
Annual Return 2015	rr_AnnualReturn2015	2.29%
Annual Return 2016	rr_AnnualReturn2016	20.44%
Annual Return 2017	rr_AnnualReturn2017	13.66%
Annual Return 2018	rr_AnnualReturn2018	(7.87%)
Annual Return 2019	rr_AnnualReturn2019	27.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.17%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.23%
5 Years	rr_AverageAnnualReturnYear05	10.42%
10 Years	rr_AverageAnnualReturnYear10	13.11%
Small Company Growth Portfolio | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.65%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years	rr_AverageAnnualReturnYear10	11.72%
Small Company Growth Portfolio | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	7.73%
10 Years	rr_AverageAnnualReturnYear10	10.58%
Small Company Growth Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WSMGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,519
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.56%
5 Years	rr_AverageAnnualReturnYear05	10.71%
10 Years	rr_AverageAnnualReturnYear10	13.40%
Smal Company Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Small Company Value Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small-cap value sub-category.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Company Value Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/30/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 168% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•	The Portfolio focuses on the small company value segment of the U.S. equity market.

•
The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—generally within the range of companies comprising the Russell 2000® Value Index (as of December 31, 2019, this range was between approximately $92.67 million and $5.93 billion) at the time of purchase. The market capitalization range and composition of the companies in the Russell 2000® Value Index are subject to change.

•
The Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields (dividend yields for small companies are generally less than those of large companies).

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:
Each of Diamond Hill Capital Management, Inc. (“Diamond Hill”), Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”), and Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) manage a portion of the Portfolio.

Los Angeles Capital Management and Equity Research, Inc. In managing its portion of the Portfolio, Los Angeles Capital uses its Dynamic Alpha Stock Selection Model®, a proprietary model, which seeks to generate incremental returns above the Portfolio’s benchmark, the Russell 2000® Value Index, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk may become sell candidates while securities with improving alphas or those which decrease portfolio risk may become buy candidates. Alpha is a measure of expected performance on a risk adjusted basis.

Diamond Hill Capital Management, Inc. In managing its portion of the Portfolio, Diamond Hill focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, Diamond Hill concentrates on the fundamental economic drivers of the business. The primary focus is on a “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. Diamond Hill also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If Diamond Hill’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities for the portion of the Portfolio it manages, Diamond Hill is not constrained by the sector or industry weights in the benchmark. Diamond Hill relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where Diamond Hill has the highest level of conviction. Once a stock is selected, Diamond Hill continues to monitor the company’s strategies, financial performance and competitive environment. Diamond Hill may sell a security as it reaches Diamond Hill’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Hotchkis & Wiley Capital Management, LLC. In managing its portion of the Portfolio, Hotchkis & Wiley seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis & Wiley employs a disciplined, “bottom-up” investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis & Wiley seeks broad diversified exposure to these investment opportunities by holding approximately 300-400 portfolio securities. With the exception of diversification guidelines, Hotchkis & Wiley does not employ pre-determined rules for sales; rather, Hotchkis & Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

The Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•
you believe that the market will favor a particular investment style, such as small-cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:
Active Management Risk. The Portfolio is subject to active management risk, the risk that the investment techniques and risk analyses applied by the subadvisers and individual portfolio managers of the Portfolio will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Portfolio’s portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.
Active Trading Risk. Active trading that can accompany active management will increase the expenses of the Portfolio because of brokerage charges, spreads or mark-up charges, which may lower the Portfolio’s performance. Active trading could raise transaction costs, thereby lowering the Portfolio’s returns, and could result in adverse tax consequences, such as increased taxable distributions to shareholders and distributions that may be taxable to shareholders at higher federal income tax rates.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Portfolio. In addition, the Portfolio may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Portfolio. As a result, the Portfolio may have large inflows or outflows of cash from time to time. This could have adverse effects on the Portfolio’s performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio’s transaction costs.
Cyber Security Risks. The Adviser, subadvisers and the Portfolio’s service providers’ use of the internet, technology and information systems may expose the Portfolio to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the Portfolio’s net asset value (“NAV”) or data; access by an unauthorized party to proprietary information or Portfolio assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Portfolio to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Portfolio’s NAV, causing the Portfolio to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the Portfolio potentially will be unable to pay redemption proceeds within the allowable period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Market Risk. For equity securities, stock market movements may affect the Portfolio’s NAV. Declines in the Portfolio’s NAV will result from decline in the market prices for specific securities held by the Portfolio. There is also the possibility that the price of the security held by the Portfolio will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. The price of each stock held by a fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Market risk may affect a single security, company, industry, sector or the entire market.
Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.
Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.
Quantitative Risk. Some of the Portfolio’s subadvisers portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. A subadviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the subadviser. The subadviser make reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Portfolio. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the subadvisers have many controls and business continuity measures in place designed to assure that the portfolio construction process for the Portfolio operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, a subadviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Portfolio and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Portfolio would have been if the subadviser had not adjusted or deviated from the models.
Small-Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When the Portfolio takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Portfolio investment losses that would affect the value of your investment in the Portfolio.
Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s value style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
Performance during 2014 was primarily attributable to the Portfolio’s holdings of Integrated Device Technology and International Rectifier (specifically during the third quarter).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://advisor.wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 15.78% (quarter ended December 31, 2010) and the lowest return for a quarter was -22.16% (quarter ended September 30, 2011).
The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Smal Company Value Portfolio | Russell 2000 Value Index(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Smal Company Value Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTSVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,839
Annual Return 2010	rr_AnnualReturn2010	23.60%
Annual Return 2011	rr_AnnualReturn2011	(7.54%)
Annual Return 2012	rr_AnnualReturn2012	17.20%
Annual Return 2013	rr_AnnualReturn2013	43.79%
Annual Return 2014	rr_AnnualReturn2014	6.17%
Annual Return 2015	rr_AnnualReturn2015	(3.83%)
Annual Return 2016	rr_AnnualReturn2016	24.86%
Annual Return 2017	rr_AnnualReturn2017	8.65%
Annual Return 2018	rr_AnnualReturn2018	(16.35%)
Annual Return 2019	rr_AnnualReturn2019	21.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.16%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.32%
5 Years	rr_AverageAnnualReturnYear05	5.77%
10 Years	rr_AverageAnnualReturnYear10	10.47%
Smal Company Value Portfolio | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	9.09%
Smal Company Value Portfolio | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	4.14%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.37%
Smal Company Value Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WSMVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,529
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.60%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	10.78%
Wilshire 5000 Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire 5000 IndexSM Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Wilshire 5000 IndexSM Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Index Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Index Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•	The Index Fund invests at least 80% of its assets in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund may invest in the common stock of companies of any size, including small-cap companies.

•
The Index Fund seeks to minimize variance relative to the Index and may use enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.
The Index is an unmanaged index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 3,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. news outlets and is the broadest measure of the U.S. equity market.
The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture investment returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the common stocks of small- and mid-capitalization companies as well as large capitalization companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:
Cyber Security Risks. The Adviser, subadviser and the Index Fund’s service providers’ use of the internet, technology and information systems may expose the Index Fund to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the Index Fund’s net asset value (“NAV”) or data; access by an unauthorized party to proprietary information or Index Fund assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Index Fund does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.
Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Index Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Index Fund’s NAV, causing the Index Fund to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the Index Fund potentially will be unable to pay redemption proceeds within the allowable period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Market Risk. For equity securities, stock market movements may affect the Portfolio’s NAV. Declines in the Portfolio’s NAV will result from decline in the market prices for specific securities held by the Portfolio. There is also the possibility that the price of the security held by the Portfolio will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. The price of each stock held by a fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Market risk may affect a single security, company, industry, sector or the entire market.
Quantitative Risk. The Index Fund’s subadviser’s portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. The subadviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the subadviser. The subadviser make reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Index Fund. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the subadviser has many controls and business continuity measures in place designed to assure that the portfolio construction process for the Index Fund operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, the subadviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Index Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Index Fund would have been if the subadviser had not adjusted or deviated from the models.
Small-Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When the Index Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Index Fund investment losses that would affect the value of your investment in the Index Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Index Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Index Fund’s average annual total returns compare to those of a broad measure of market performance. The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Index Fund’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://advisor.wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 13.56% (quarter ended March 31, 2019) and the lowest return for a quarter was -15.15% (quarter ended September 30, 2011).
The returns for the Index Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire 5000 Index Fund | Wilshire 5000SM Total Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.38%
10 Years	rr_AverageAnnualReturnYear10	13.44%
Wilshire 5000 Index Fund | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WFIVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2010	rr_AnnualReturn2010	16.44%
Annual Return 2011	rr_AnnualReturn2011	0.21%
Annual Return 2012	rr_AnnualReturn2012	15.36%
Annual Return 2013	rr_AnnualReturn2013	32.10%
Annual Return 2014	rr_AnnualReturn2014	12.38%
Annual Return 2015	rr_AnnualReturn2015	0.08%
Annual Return 2016	rr_AnnualReturn2016	12.51%
Annual Return 2017	rr_AnnualReturn2017	20.20%
Annual Return 2018	rr_AnnualReturn2018	(5.60%)
Annual Return 2019	rr_AnnualReturn2019	29.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.74%
5 Years	rr_AverageAnnualReturnYear05	10.64%
10 Years	rr_AverageAnnualReturnYear10	12.72%
Wilshire 5000 Index Fund | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.22%
5 Years	rr_AverageAnnualReturnYear05	9.26%
10 Years	rr_AverageAnnualReturnYear10	11.89%
Wilshire 5000 Index Fund | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	8.22%
10 Years	rr_AverageAnnualReturnYear10	10.52%
Wilshire 5000 Index Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WINDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.34%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 431
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.08%
5 Years	rr_AverageAnnualReturnYear05	10.95%
10 Years	rr_AverageAnnualReturnYear10	13.01%
Wilshire International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wilshire International Equity Fund (the “International Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/30/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes one year of capped expenses, that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Fund invests in companies organized outside of the United States. Since the International Fund may invest in companies of any size, it may at times invest in small-cap companies. The International Fund intends to diversify its investments in operating companies among at least three different countries. The International Fund primarily invests in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The International Fund also invests in emerging market securities (securities of issuers based in countries with developing economies), including exchange-traded funds (“ETFs”). The International Fund may also invest in securities of companies that are organized in the United States, but primarily operate outside of the United States or derive a significant portion of its revenues outside of the United States. The International Fund may also invest in fixed-income securities of foreign governments and companies and in currency forward agreements and spot transactions to facilitate settlement of multi-currency investments.
The International Fund uses a multi-manager strategy with subadvisers who may employ different strategies. Each of WCM Investment Management (“WCM”), Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”), Pzena Investment Management, LLC (“Pzena”), and Lazard Asset Management LLC (“Lazard”) manage a portion of the International Fund’s portfolio.
WCM Investment Management. WCM’s international equity strategy employs a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth.
Los Angeles Capital Management and Equity Research, Inc. Los Angeles Capital uses its Dynamic Alpha Stock Selection Model®, a proprietary model, which seeks to generate incremental returns above the MSCI All Country World Index ex U.S.® Index, while attempting to control investment risk relative to that index. Securities with declining alphas or those that increase portfolio risk may become sell candidates while securities with improving alphas or those which decrease portfolio risk may become buy candidates. Alpha is a measure of expected performance on a risk-adjusted basis.
In managing its portion of the International Fund, Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies to determine whether the problems that caused the earnings shortfalls are temporary or permanent.
Pzena Investment Management, LLC. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery, and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when it believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.
Lazard Asset Management LLC. In managing its portion of the International Fund, Lazard selects securities ranked according to four independent proprietary measures: growth, value, sentiment and quality. Growth potential is measured by looking at the consistency of earnings and sales over the past few years and then by leveraging this data, along with margins, research and development, capital expenditures, cash flow growth and other reported financial metrics to project future growth potential. Valuation is derived by comparing relative book value, cash flow and earnings across companies normalized by industry and region. Sentiment is gauged by looking at relative idiosyncratic price strength, changes in sell-side analysts’ earnings projections and the street’s enthusiasm for the stock. Quality is measured by the strength of a company’s earnings and its ability to grow its earnings organically. Risks are controlled relative to the strategy’s benchmark using a proprietary approach which measures multiple contributors, including beta, capitalization, geographic and sector exposure, style, position size, and company events. Security weights are determined by a combination of a stock’s attractiveness and the risk impact to the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money investing in the International Fund. In addition, investing in the International Fund involves the following principal risks:
Active Management Risk. The International Fund is subject to active management risk, the risk that the investment techniques and risk analyses applied by the subadvisers and individual portfolio managers of the International Fund will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the International Fund’s portfolio. There is no guarantee that the investment objective of the International Fund will be achieved.
Active Trading Risk. Active trading that can accompany active management will increase the expenses of the International Fund because of brokerage charges, spreads or mark-up charges, which may lower the International Fund’s performance. Active trading could raise transaction costs, thereby lowering the International Fund’s returns, and could result in adverse tax consequences, such as increased taxable distributions to shareholders and distributions that may be taxable to shareholders at higher federal income tax rates.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the International Fund. In addition, the International Fund may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the International Fund. As a result, the International Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the International Fund’s performance if the International Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the International Fund’s transaction costs.
Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses. In addition, the International Fund may be exposed to losses if its other foreign currency positions (e.g., forward commitments) move against it. See also Forward Foreign and Currency Exchange Contracts Risk.
Cyber Security Risks. The Adviser, subadvisers and the International Fund’s service providers’ use of the internet, technology and information systems may expose the International Fund to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the International Fund’s net asset value (“NAV”) or data; access by an unauthorized party to proprietary information or International Fund assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the International Fund does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Emerging Market Risk. Foreign investment risk may be particularly high to the extent the International Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.
Equity Risk. A principal risk of investing in the International Fund is equity risk. This is the risk that the prices of stocks held by the International Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the International Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the International Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
ETF Risk. ETFs in which the International Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities of the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.
Foreign Custody Risk. The International Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the International Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.
Foreign Securities Risk. Investing in foreign issuers may involve certain risks not typically associated with investing in securities of U.S. issuers due to increased exposure to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, foreign interest rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities and obligations are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities and obligations of some foreign companies and foreign markets are less liquid and at times more volatile than comparable U.S. securities, obligations and markets. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States, and therefore, the market prices of foreign securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers to make payments of principal and interest to investors located outside the country. In the event of nationalization, expropriation or other confiscation, the entire investment in a foreign security could be lost. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities and obligations of foreign issuers and securities and obligations principally traded overseas. These risks may be more pronounced to the extent that the International Fund invests a significant amount of assets in companies located in one country or geographic region, in which case the International Fund may be more exposed to regional economic risks, and to the extent that the International Fund invests in securities of issuers in emerging markets. Investments in U.S. dollar-denominated securities of foreign issuers are also subject to many of the risks described above regarding securities of foreign issuers denominated in foreign currencies.
The United Kingdom withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
China and other economies are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Forward Foreign and Currency Exchange Contracts Risk. There may be imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the International Fund. The International Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the International Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the International Fund’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Geographic Concentration Risks. There is the risk that investments could be concentrated in companies located in similar regions with similar reactions to political, social, and economic developments with the potential for being adversely affected by legislative changes affecting the values of companies in such regions.
Globalization Risks. There is a risk that the growing interrelationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the International Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the International Fund’s NAV, causing the International Fund to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the International Fund potentially will be unable to pay redemption proceeds within the allowable period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Market Risk. For equity securities, stock market movements may affect the Portfolio’s NAV. Declines in the Portfolio’s NAV will result from decline in the market prices for specific securities held by the Portfolio. There is also the possibility that the price of the security held by the Portfolio will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. The price of each stock held by a fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Market risk may affect a single security, company, industry, sector or the entire market.
Multi-Managed Fund Risk. The International Fund is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the International Fund may have buy and sell transactions in the same security on the same day.
Quantitative Risk. Some of the International Fund’s subadvisers’ portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. A subadviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the subadviser. The subadviser make reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the International Fund. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the subadvisers have many controls and business continuity measures in place designed to assure that the portfolio construction process for the International Fund operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, a subadviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the International Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the International Fund would have been if the subadviser had not adjusted or deviated from the models.
Risks Related to Regulation of Commodity Futures and Commodity Options. Wilshire Associates Incorporated (the “Adviser”) is registered with the National Futures Association as a commodity pool operator (“CPO”) and commodity trading advisor (“CTA”) under the Commodity Exchange Act of 1936 (“CEA”). Rule 4.5 under the CEA permits an investment company registered under the Investment Company Act of 1940, as amended, to rely on an exclusion from registration under the CEA as a commodity pool. Among other conditions, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion only if the registered investment company uses commodity interests, such as commodity futures and commodity options, solely for “bona fide hedging purposes,” or limits its use of commodity interests not used solely for bona fide hedging purposes to certain minimal amounts. The Adviser has filed a notice of eligibility for exclusion from registration as a commodity pool on behalf of both the International Fund and Wilshire Income Opportunities Fund. If either fund no longer qualifies for the exclusion, that fund would be subject to regulations as a commodity pool under the CEA and the Adviser would need to register as the CPO to the fund.
Small-Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When the International Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in International Fund investment losses that would affect the value of your investment in the International Fund.
Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money investing in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the International Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the International Fund’s average annual total returns compare to those of a broad measure of market performance. The International Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.
On April 2, 2013, the International Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the International Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the International Fund’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://advisor.wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 11.82% (quarter ended December 31, 2011) and the lowest return for a quarter was -16.82% (quarter ended September 30, 2011).
The returns for the International Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 28, 2019, the International Fund’s benchmark changed from the MSCI All Country World Index ex-US to the MSCI All Country World Index ex-US Investable Market Index based upon the Adviser’s determination that the MSCI All Country World Index ex-US Investable Market Index more closely aligns with the investment strategy of the International Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their International Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their International Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire International Equity Fund | MSCI All Country World Index ex-US Investable Market Index(reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index ex-US Investable Market Index (reflects no deduction for fees, expenses and taxes)	[7]
1 Year	rr_AverageAnnualReturnYear01	21.63%	[7]
5 Years	rr_AverageAnnualReturnYear05	5.71%	[7]
10 Years	rr_AverageAnnualReturnYear10	5.21%	[7]
Wilshire International Equity Fund | MSCI All Country World Index ex-US (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index ex-US (reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Wilshire International Equity Fund | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	874
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Annual Return 2010	rr_AnnualReturn2010	11.47%
Annual Return 2011	rr_AnnualReturn2011	(2.28%)
Annual Return 2012	rr_AnnualReturn2012	13.36%
Annual Return 2013	rr_AnnualReturn2013	18.95%
Annual Return 2014	rr_AnnualReturn2014	(6.38%)
Annual Return 2015	rr_AnnualReturn2015	(1.55%)
Annual Return 2016	rr_AnnualReturn2016	1.88%
Annual Return 2017	rr_AnnualReturn2017	25.54%
Annual Return 2018	rr_AnnualReturn2018	(12.66%)
Annual Return 2019	rr_AnnualReturn2019	23.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.82%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.52%
5 Years	rr_AverageAnnualReturnYear05	6.32%
10 Years	rr_AverageAnnualReturnYear10	6.45%
Wilshire International Equity Fund | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.40%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	6.07%
Wilshire International Equity Fund | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	14.43%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Wilshire International Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLTTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,553
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Wilshire Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Wilshire Income Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wilshire Income Opportunities Fund’s (the “Income Fund”) primary investment objective is to maximize current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/30/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Income Fund seeks to achieve its investment objectives by investing at least 80% of its total assets in a multi-sector portfolio of income producing securities of varying maturities. Derivative investments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Income Fund’s 80% policy.
The Income Fund will generally allocate its assets among several investment sectors, without limitation, which may include: high yield debt securities (also known as “junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; mortgage-related and other asset backed securities (such as collateralized debt obligations (“CDO”), collateralized loan obligations (“CLO”), and collateralized mortgage obligations (“CMO”)); and foreign currencies, including those of emerging market countries. However, the Income Fund is not required to gain exposure to any one investment sector, and the Income Fund’s exposure to any one investment sector will vary over time. The Income Fund may invest an unlimited amount of its assets in any sector. The Income Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities. The Income Fund has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. In general for DoubleLine® Capital LP (“DoubleLine”), a security is deemed to be an emerging market security if issued by either a sovereign, quasi-sovereign or corporate entity which resides within an emerging market country. An emerging market country generally includes all low-to-middle income countries as defined by the World Bank or countries considered emerging market for purposes of constructing major indices. The Income Fund’s investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. There is no limit on the average maturity of the Income Fund’s securities. The targeted weighted average duration of the portfolio is consistent with the Bloomberg Barclays Universal Index, which has a weighted average duration of 5.56 years as of March 31, 2020. However, it is expected that the Income Fund may deviate substantially from the benchmark duration, with a lower and upper bound of 1 and 10 years, respectively.

Although the Income Fund may invest without limitation in high yield debt securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by Standard & Poor’s Ratings Services and Fitch Ratings) and unrated securities determined to be of comparable investment quality, the Income Fund expects its allocation to below investment grade debt to range from 30% to 70% of its assets. The Income Fund also may invest in investment grade securities, bank loans, commercial paper, private placements, unregistered or restricted securities (including securities issued in reliance on Regulation D, Rule 144A and Regulation S) and convertible debt (which may result in equity received in a conversion or a workout). The Income Fund may seek to obtain exposure to the securities in which it invests through a variety of investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and exchange-traded funds (“ETFs”). The Income Fund may also use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (typically lines of credit) for investment purposes.
The Income Fund may invest without limitation in derivative instruments, such as options, futures, forwards, or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in this Prospectus or the Income Fund’s Statement of Additional Information. The Income Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Income Fund may use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The Income Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Income Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Income Fund may invest up to 20% of its total assets in preferred stocks and dividend-paying common stocks.
The Income Fund uses a multi-manager strategy with subadvisers who may employ different strategies. DoubleLine, Manulife Investment Management (US) LLC (“Manulife”) and Voya Investment Management Co LLC (“Voya”) each manage a portion of the Income Fund’s portfolio.
In managing its portion of the Income Fund, DoubleLine has broad flexibility to use various investment strategies and to invest in a wide variety of fixed income instruments that DoubleLine believes offer the potential for current income, capital appreciation, or both.
In managing its portion of the Income Fund, Manulife invests in a diversified portfolio of government, corporate and securitized debt securities and other instruments issued in developed and emerging market countries, which may be denominated in US dollars or other foreign currencies. Although Manulife may invest in non-investment grade rated debt instruments, including those in default (commonly referred to as “junk” bonds or securities), it generally intends to keep its average credit quality in the investment-grade range. Manulife allocates assets among the types of instruments noted above based on analysis of global economic factors, such as fiscal and monetary policies, projected international interest-rate movements, market volatility, political environments and currency trends. In abnormal circumstances, Manulife may invest up to 100% of its portion of the Income Fund in assets in any one type of instrument. Within each type of security, Manulife looks for investments that are appropriate in terms of yield, credit quality, structure and liquidity. Relative yield analysis and risk/reward ratios are the primary considerations in selecting securities. Manulife may invest in derivatives such as futures, options, and swaps (including credit default swaps), as well as restricted or illiquid securities. Manulife may also invest its portion of the Income Fund’s portfolio significantly in currency spots, forwards and options, and interest-rate futures and options for both hedging and non-hedging purposes, including for purposes of enhancing returns. In addition, Manulife may invest in domestic or foreign common stocks.
In managing its portion of the Income Fund, Voya focuses on managing below investment grade debt instruments and structured credit securities held by the Income Fund. Voya believes that a disciplined investment process with macro-theme analysis built into every step will capture market changes and guide it to unrecognized value opportunities. The investment process includes a balanced emphasis on quantitative and qualitative inputs that foster strong checks and balances and validation for its investment themes. Top down macro themes shape Voya’s overall strategy and also provide the context for bottom up security selection. Proprietary risk management tools and processes help to monitor portfolio risk exposures. Voya’s management of the Fund’s portfolio relies on sector allocation, curve positioning and security selection.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Income Fund. In addition, investing in the Income Fund involves the following principal risks:
Active Management Risk. The Income Fund is subject to active management risk, the risk that the investment techniques and risk analyses applied by the subadvisers and individual portfolio managers of the Income Fund will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the Income Fund’s portfolio. There is no guarantee that the investment objective of the Income Fund will be achieved.
Active Trading Risk. Active trading that can accompany active management will increase the expenses of the Income Fund because of brokerage charges, spreads or mark-up charges, which may lower the Income Fund’s performance. Active trading could raise transaction costs, thereby lowering the Income Fund’s returns, and could result in adverse tax consequences, such as increased taxable distributions to shareholders and distributions that may be taxable to shareholders at higher federal income tax rates.
Adjustable Rate Mortgage Securities Risk. The Income Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.
Affiliated Funds and Other Significant Investors Risk. Certain Wilshire funds are permitted to invest in the Income Fund. In addition, the Income Fund may be an investment option for unaffiliated mutual funds and other investors with substantial investments in the Income Fund. As a result, the Income Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Income Fund’s performance if the Income Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Income Fund’s transaction costs.
Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.
Asset-Backed and Mortgage-Backed Securities Risk. Investors in asset-backed securities (“ABS”), including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Residential Mortgage-Backed Securities. Some residential mortgage-backed securities (“RMBS”) are guaranteed or supported by U.S. government agencies or by government sponsored enterprises but there is no assurance that such guarantee or support will remain in place. Non-agency RMBS are not guaranteed or supported by these government agencies or government sponsored enterprises and, thus, are subject to heightened credit risk and liquidity and valuation risk. RMBS are subject to the risks of asset-backed securities generally and may be particularly sensitive to prepayment and extension risk. A rising interest rate environment can cause the prices of RMBS to be increasingly volatile, which may adversely affect the Income Fund’s holdings of RMBS.
Commercial Mortgage-Backed Securities. Commercial mortgage backed securities (“CMBS”) may not be guaranteed or supported by U.S. government agencies or by government sponsored enterprises. Investments in CMBS are subject to the risks of asset-backed securities generally and may be particularly sensitive to prepayment and extension risk. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Bank Loan Risk. To the extent the Income Fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The Income Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral. Bank loans also often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities law. In addition, it may take longer than seven days for bank loan transactions to settle. Please see “Liquidity and Valuation Risk” below for a discussion of the liquidity issues that may arise due to such a settlement period.
Changing Fixed Income Market Conditions. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments of the Income Fund, causing the market value of the Income Fund’s investments and the Income Fund’s net asset value (“NAV”) to decline. If the Income Fund invests in derivatives tied to fixed income markets, it may be more substantially exposed to these risks than if the Income Fund did not invest in such derivatives. To the extent the Income Fund experiences high redemptions because of these policy changes, the Income Fund may experience increased portfolio turnover, which will increase the costs that the Income Fund incurs and may lower the Income Fund’s performance.
Corporate Bond Risk. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. See “High Yield and Unrated Securities Risk” below.
CDO and CLO Risk. CLOs bear many of the same risks as other forms of ABS, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. The Income Fund may invest across each tranche in a CLO including the mezzanine and equity tranches. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
CDOs are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other ABS), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Income Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.
CMO Risk. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of a CMO is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions of the underlying mortgages. Actual future results may vary from these estimates, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred during the downturn in the mortgage markets, the weighted average life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the market prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third-party credit support or guarantees, is insufficient to make payments when due, the holder of a CMO could sustain a loss. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The trading markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Income Fund’s ability to dispose of its positions in such securities at prices at which they are held on the books of the Income Fund will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.
Commercial Paper Risk. Commercial paper is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity. Such investments are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate. Commercial paper can be affected by changes in the interest rate and the creditworthiness of the issuer.
Convertible Securities Risk. Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk. The Income Fund may invest in financial instruments and OTC-traded derivatives involving counterparties for gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge another position in the Income Fund. Through these investments, the Income Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Income Fund, the Income Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Income Fund will decrease. The Income Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.
Credit Risk. The Income Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction or other transaction is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Income Fund may decrease the security’s obligations. The downgrade of the credit of a security held by the Income Fund may decrease the security’s market value. Securities and derivatives contracts are subject to varying degrees of credit risk, which are often, but not always, reflected in credit ratings.
Credit-Linked Notes Risk. Credit-linked notes are a type of structured note. Through the purchase of a credit-linked note, the buyer assumes the risk of the reference asset and funds this exposure through the purchase of the note. Credit-linked notes are subject to the credit risk of the corporate credits referenced by the note. The Income Fund bears the risk that the issuer of the credit-linked note will default or become bankrupt. The Income Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked note.
Currency Risk. The Income Fund’s indirect and direct exposure to foreign currencies subjects the Income Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Income Fund that are denominated in foreign currency. Currency rates in foreign countries may fluctuate significantly over short periods of time for many reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Income Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Income Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Income Fund of fluctuations in the value of currencies may be magnified.
Cyber Security Risks. The Adviser, subadvisers and the Income Fund’s service providers’ use of the internet, technology and information systems may expose the Income Fund to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the Income Fund’s NAV or data; access by an unauthorized party to proprietary information or Income Fund assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Income Fund does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Derivatives Risk. The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Income Fund to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Income Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Income Fund to be subject to additional regulations, which may generate additional Income Fund expenses. These practices also entail transactional expenses and may cause the Income Fund to realize higher amounts of short-term capital gains than if the Income Fund had not engaged in such transactions. Certain risks also are specific to the derivatives in which the Income Fund invests.
Dollar Roll Transaction Risk. The Income Fund may enter into dollar roll transactions, in which the Income Fund sells a MBS or other security for settlement on one date and buys back a substantially similar security (but not the same security) for settlement at a later date. The Income Fund gives up the principal and interest payments on the security, but may invest the sale proceeds, during the “roll period.” When the Income Fund enters into a dollar roll, any fluctuation in the market value of the security transferred or the securities in which the sales proceeds are invested can affect the market value of the Income Fund’s assets, and therefore, the Income Fund’s NAV. As a result, dollar roll transactions may sometimes be the practical equivalent of borrowing and constitute a form of leverage. Dollar rolls also involve the risk that the market value of the securities the Income Fund is required to deliver may decline below the agreed upon repurchase price of those securities. In addition, if the Income Fund’s counterparty becomes insolvent, the Income Fund’s use of the proceeds may become restricted pending a determination as to whether to enforce the Income Fund’s obligation to purchase the substantially similar securities.
Emerging Markets Risk. Foreign investment risk may be particularly high to the extent the Income Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Equity Risk. The prices of stocks held by the Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Income Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Income Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stockholders.
ETF Risk. ETFs involve certain inherent risks generally associated with investments in a portfolio of common stocks, because ETFs trade on an exchange, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETF shares thus may trade at a premium or discount to their NAV. Moreover, a passively managed ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Like an actively-managed mutual fund, actively managed ETFs are subject to active management risk, the risk that the investment techniques and risk analyses applied by the manager of the ETF will not produce the desired results and that the investment objective of the ETF will not be achieved. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. Additionally, any ETFs purchased may include ETFs managed by a subadviser or its affiliates.
Extension Risk. Mortgage-related and other ABS are subject to extension risk, which is the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Income Fund returns, as the market value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Income Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.
Foreign Custody Risk. The Income Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Income Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.
Foreign Securities Risk. Investing in foreign issuers may involve certain risks not typically associated with investing in securities of U.S. issuers due to increased exposure to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, foreign interest rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities and obligations are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities and obligations of some foreign companies and foreign markets are less liquid and at times more volatile than comparable U.S. securities, obligations and markets. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States, and therefore, the market prices of foreign securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers to make payments of principal and interest to investors located outside the country. In the event of nationalization, expropriation or other confiscation, the entire investment in a foreign security could be lost. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities and obligations of foreign issuers and securities and obligations principally traded overseas. These risks may be more pronounced to the extent that the Income Fund invests a significant amount of assets in companies located in one country or geographic region, in which case the Income Fund may be more exposed to regional economic risks, and to the extent that the Income Fund invests in securities of issuers in emerging markets. Investments in U.S. dollar-denominated securities of foreign issuers are also subject to many of the risks described above regarding securities of foreign issuers denominated in foreign currencies.
The United Kingdom withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
China and other economies are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Forward Foreign and Currency Exchange Contracts Risk. There may be imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the Income Fund. The Income Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Income Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Income Fund’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Futures Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement (payment of the gain or loss on the contract). Futures are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Risks of futures contracts may be caused by an imperfect correlation between movements in the market price of the instruments and the market price of the underlying securities. In addition, there is the risk that the Income Fund may not be able to close a transaction because of an illiquid market. Futures markets can be highly volatile and the use of futures may increase the volatility of the Income Fund’s NAV. Exchanges can limit the number of options that can be held or controlled by the Income Fund or a subadviser, thus limiting the ability to implement the Income Fund’s strategies. Futures are also subject to leveraging risk and can be subject to liquidity risk.
Geographic Emphasis Risk. To the extent the Income Fund invests a significant portion of its assets in one country or geographic region, the Income Fund will be more vulnerable to the economic, financial, social, political or other developments affecting that country or region than a fund that invests its assets more broadly. Such developments may have a significant impact on the Income Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
Hedging Risk. When a derivative is used as a hedge against a position that the Income Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Income Fund’s hedging transactions will be effective.
High Yield and Unrated Securities Risk. High yield debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as “junk bonds.” Generally, high yield debt securities are securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of “BB” category or lower by Standard & Poor’s Corporation and Fitch Investors Service, Inc. or “Ba” category or lower by Moody’s Investors Service or have been determined by a subadviser to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on a subadviser’s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds.
Interest Rate Risk. For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity or duration bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. Duration is a measure of volatility not time that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a debt security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a fall in value for every year of duration. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect the Income Fund’s NAV.
Investment in Investment Vehicles Risk. Investing in other investment vehicles, including registered investment companies managed by a subadviser or an affiliate of a subadviser, unaffiliated registered investment companies, closed-end funds and ETFs, subjects the Income Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Income Fund will incur its pro rata share of the underlying vehicles’ expenses.
Investments in Loans Risk. Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Income Fund’s investments in loans can be difficult to value accurately and may be subject to more liquidity risk than fixed-income instruments of similar credit quality and/or maturity. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Income Fund to invest sale proceeds in other investments and to meet its redemption obligations.
Leverage Risk. The Income Fund’s use of leverage, through borrowings or instruments such as derivatives, repurchase agreements, or reverse repurchase agreements, may cause the Income Fund’s NAV to be more volatile and the Income Fund’s strategy to be riskier than if it had not been leveraged.
Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Income Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Income Fund’s NAV, causing the Income Fund to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the Income Fund potentially will be unable to pay redemption proceeds within the allowable time period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Market Risk. For equity securities, stock market movements may affect the Portfolio’s NAV. Declines in the Portfolio’s NAV will result from decline in the market prices for specific securities held by the Portfolio. There is also the possibility that the price of the security held by the Portfolio will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. The price of each stock held by a fund may decline in response to conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; pandemics, epidemics and other similar circumstances in one or more countries or regions; and currency and interest rate fluctuations. Market risk may affect a single security, company, industry, sector or the entire market. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single security, company, industry, sector or the entire market.
Mezzanine Investments Risk. The Income Fund may invest in certain lower grade securities known as “Mezzanine Investments,” which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Mezzanine Investments are generally subject to similar risks associated with investment in senior loans, second lien loans and other below investment grade securities. However, Mezzanine Investments may rank lower in right of payment than any outstanding senior loans, second lien loans and other debt instruments with higher priority of the borrower, or may be unsecured (i.e., not backed by a security interest in any specific collateral), and are subject to the additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Mezzanine Investments are expected to have greater market price volatility and exposure to losses upon default than senior loans and second lien loans and may be less liquid.
Multi-Managed Fund Risk. The Income Fund is a multi- managed fund with two subadvisers who employ different strategies. As a result, the Income Fund may have buy and sell transactions in the same security on the same day.
Municipal Securities Risk. Municipal securities may be subject to credit, interest and prepayment risks. In addition, municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the entire market. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the entire market. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance.
Options Contracts Risk. Options or options on futures contracts give the holder of the option the right to buy or to sell a position in a security or in a contract to the writer of the option, at a certain, predetermined price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. Because the value of an option declines as the expiration date approaches, the Income Fund risks losing all or part of its investment in the option. The successful use of options depends on a Subadviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Income Fund or a subadviser, thus limiting the ability to implement the Income Fund’s strategy. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Preferred Securities Risk. A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the market value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk. The issuers of securities held by the Income Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the market price of the security more sensitive to interest rate changes. Prepayment risk is a major risk of MBS and certain ABS. Most floating rate loans (such as syndicated bank loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.
Privately Issued Securities Risk. The Income Fund may invest in privately-issued securities of public and private companies. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Income Fund invests in companies that do not publicly report financial and other material information, it assumes more investment risk and reliance upon the subadviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain privately-issued securities may be illiquid. If there is no readily available trading market for privately-issued securities, the Income Fund may not be able to readily dispose of such investments at market prices that approximate those prices at which the securities are held to compute the Income Fund’s NAV. Privately-issued securities are also more difficult to value. Privately-issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Income Fund, the strategies used by the Income Fund or the level of regulation or taxation applying to the Income Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Income Fund or taxation of shareholders.
Risks Related to Regulation of Commodity Futures and Commodity Options. Wilshire Associates Incorporated (the “Adviser”) is registered with the National Futures Association as a commodity pool operator (“CPO”) and commodity trading advisor (“CTA”) under the Commodity Exchange Act of 1936 (“CEA”). Rule 4.5 under the CEA permits an investment company registered under the Investment Company Act of 1940, as amended, to rely on an exclusion from registration under the CEA as a commodity pool. Among other conditions, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion only if the registered investment company uses commodity interests, such as commodity futures and commodity options, solely for “bona fide hedging purposes,” or limits its use of commodity interests not used solely for bona fide hedging purposes to certain minimal amounts. The Adviser has filed a notice of eligibility for exclusion from registration as a commodity pool on behalf of both the Wilshire International Equity Fund and Income Fund. If either fund no longer qualifies for the exclusion, that fund would be subject to regulations as a commodity pool under the CEA and the Adviser would need to register as the CPO to the fund.
Reinvestment Risk. During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and the Income Fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and MBS. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.
Repurchase Agreements and Reverse Repurchase Agreements Risk. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Income Fund or, in the case of a reverse repurchase agreement, the securities sold by the Income Fund, may be delayed or fail to be realized. If the Income Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Income Fund’s yield. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Leveraging may cause the Income Fund’s performance to be more volatile than if it had not been leveraged.
Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Income Fund. Restricted securities may be illiquid and difficult to value. If the Income Fund can sell the restricted security, the Income Fund may have to sell the investment at a lower market price than the price at which it is valued for purposes of computing the Income Fund’s NAV.
Sale-Buyback Risk. The Income Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Income Fund’s repurchase of the underlying security. The Income Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Income Fund’s forward commitment to repurchase the subject security.
Short Sale Risk. The Income Fund’s short sales, if any, are subject to special risks. A short sale involves the sale by the Income Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Income Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Income Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero.
Segregation Risk. Segregation Risk is the risk associated with any requirements, which may be imposed on the Income Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Income Fund’s exposure to loss, and the Income Fund may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Income Fund would sell the segregated assets and/or offsetting positions.
Special Situations/Securities in Default Risk. Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.
Sovereign Debt Risk. The Income Fund may be subject to risks related to the debt securities issued by sovereign entities. The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor’s unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Structured Finance Investments Risk. The Income Fund’s structured finance investments may consist of RMBS and commercial mortgage-backed securities CMBS issued by governmental entities and private issuers, ABS, CLOs, structured notes, credit-linked notes and other types of structured finance securities. Holders of structured finance securities bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Income Fund may have the right to receive payments only from the issuer of the structured finance security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured finance investments’ value and liquidity may be adversely affected by the critical downturn in the sub-prime mortgage lending market in the US. Sub-prime loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk of default. Concerns about widespread defaults on sub-prime loans have also created heightened volatility and turmoil in the general credit markets. As a result, the Income Fund’s investments in certain structured finance securities may decline in value, their market value may be more difficult to determine, and the Income Fund may have more difficulty disposing of them.
Structured Notes Risk. Investments in structured notes involve risks associated with the issuer of the note and the reference instrument. Where the Income Fund’s investments in structured notes are based upon the movement of one or more factors used as a reference for payments required on the note, including currency exchange rates, interest rates, referenced bonds or stock indices, depending on the use of multipliers or deflators, changes in the applicable factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero or a negative rate, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and their market prices may be more volatile than the reference instrument or security underlying the note.
Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.
Swaps Agreements Risk. Swap agreements are contracts between the Income Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact that they could be considered illiquid and many trades trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity, segregation and leveraging risks. The use of swap agreements may require asset segregation and thus the Income Fund may also be subject to the risks described under “Segregation Risk” above. Certain standardized swaps are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.
Synthetic Investment Risk. The Income Fund may be exposed to certain additional risks if a subadviser uses derivatives transactions to synthetically implement the Income Fund’s investment strategies. Customized derivative instruments will likely be illiquid, and it is possible that the Income Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Income Fund’s performance in a materially adverse manner. Synthetic investments may be imperfectly correlated to the investment strategy that the subadviser is seeking to replicate.
To Be Announced (“TBA”) Transactions Risk. The Income Fund may enter into “To Be Announced” (“TBA”) transactions to purchase or sell MBS for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date.
U.S. Government Securities Risk. Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (1) the full faith and credit of the United States; (2) the ability of the issuer to borrow from the U.S. Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., MBS); or (5) the United States in some other way. In some cases, there may even be the risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations. Further, the U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities and, as a result, the value of such securities will fluctuate and are subject to investment risks.
Zero Coupon and Payment-In-Kind Securities Risk. Zero coupon and payment-in-kind securities pay no cash income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of cash.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide an indication of the risks of investing in the Income Fund by showing the investment performance of the Investment Class Shares during the most recent calendar year and by showing how the Income Fund’s average annual total returns compare to those of a broad measure of market performance. The Income Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Income Fund by showing the investment performance of the Investment Class Shares during the most recent calendar year and by showing how the Income Fund’s average annual total returns compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-591-1568
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://advisor.wilshire.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Income Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 4.15% (quarter ended March 31, 2019) and the lowest return for a quarter was -1.23% (quarter ended December 31, 2018).
The returns for the Income Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their International Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their International Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire Income Opportunities Fund | Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIORX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,516
Annual Return 2017	rr_AnnualReturn2017	5.60%
Annual Return 2018	rr_AnnualReturn2018	(0.65%)
Annual Return 2019	rr_AnnualReturn2019	9.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.23%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016
Wilshire Income Opportunities Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIOPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2016

[1]	Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.30% and 1.00% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2021 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[2]	In certain cases the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[3]	Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2021 or upon the termination of the Advisory Agreement. To the extent that the Portfolio’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[4]	Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Portfolio to waive a portion of its management fee to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2021 or upon the termination of the Advisory Agreement. To the extent that the Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years from the date on which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[5]	In certain cases the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[6]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund’s most recent Annual Report and in the Financial Highlights section of the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[7]	Effective June 28, 2019, the International Fund’s benchmark changed from the MSCI All Country World Index ex-US to the MSCI All Country World Index ex-US Investable Market Index based upon the Adviser’s determination that the MSCI All Country World Index ex-US Investable Market Index more closely aligns with the investment strategy of the International Fund.
[8]	Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the International Fund to waive a portion of its management fee to limit expenses of the International Fund (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2021 or upon the termination of the Advisory Agreement. To the extent that the International Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years from the date on which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.
[9]	Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Income Fund to waive a portion of its management fee to limit expenses of the Income Fund (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2021 or upon the termination of the Advisory Agreement. To the extent that the International Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years from the date on which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation as well as the expense limitation that was in place at the time of the fee waiver/expense reimbursement.